Analysis of performance by segment - Short-term fluctuations related to debt securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities net of related DAC amortisation	$ (4,841)	$ (3,203)	$ (791)
Operating segments
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities net of related DAC amortisation	(4,869)	(3,100)	(818)
Operating segments | US
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities net of related DAC amortisation	(4,262)	(3,757)	(134)
Operating segments | US | Debt securities
Credits (charges) in the period
Losses on sales of impaired and deteriorating bonds	(148)	(28)	(6)
Bond write-downs	(32)	(15)	(5)
Recoveries/reversals	1	1	25
Total credits (charges) in the period	(179)	(42)	14
Risk margin allowance deducted from adjusted operating profit	92	109	104
Total credits (charge) in the year, net of risk margin allowance	(87)	67	118
Interest-related realised gains (losses):
Gains (losses) arising in the period	724	220	(12)
Amortisation of gains and losses arising in current and prior periods to adjusted operating profit	(168)	(129)	(155)
Total interest-related realised (losses) gains	556	91	(167)
Related amortisation of deferred acquisition costs	5	(2)	7
Total short-term fluctuations related to debt securities net of related DAC amortisation	$ 474	$ 156	$ (42)